Form 24F-2

                       Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. 	Name and address of issuer:   TIFF Investment Program, Inc.
                             					P.O. Box 5165
                             					Charlottesville, VA  22905

2. 	Name of each series or class of funds for which this notice is filed:
   	TIFF U.S. Equity Fund, TIFF International Equity Fund, TIFF Emerging
    Markets Fund,	TIFF Bond Fund, TIFF Short-Term Fund, TIFF Multi-Asset Fund

3. 	Investment Company Act File Number: 811-8234

   	Securities Act File Number: 33-73408

4. 	Last day of fiscal year for which this notice is filed: 12/31/96

5. 	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. 	Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. 	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. 	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.	 Number and aggregate sale price of securities sold during the fiscal
    year:                                    44,632,938      $491,452,654

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                             44,632,938      $491,452,654

11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
    instruction B.7):                        3,041,899	      $22,793,870

12.	Calculation of registration fee:
   	(i)   Aggregate sale price of securities sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):             $491,452,654
   	(ii)  Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):  $22,793,870
   	(iii) Aggregate price of shares redeemed or repurchased during fiscal
          year (if applicable): 			                    				  $276,178,680
	   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable):                                       $0
   	(v)   Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i) plus line (ii), less line
          (iii), plus line (iv)] (if applicable):            $238,067,844
   	(vi)  Multiplier prescribed by Section 6(b) of the Securities Act of
          1933 or other applicable law or regulation (see Instruction C.6):
          1/3300
   	(vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $72,142

13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). /x/

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:    2/27/97


                                  	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated.

By 	     		/s/ William E. Vastardis
        			William E. Vastardis
        			Treasurer

Date February 28, 1997